UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2018 – June 30, 2018

Item 1.  Schedule of Investments.

BAYWOOD SOCIALLYRESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

Shares	Security Description	Value
Common Stock - 62.8%
Basic Materials - 3.1%
2,300	Nutrien, Ltd.	$125,074
4,400	The Mosaic Co.	123,420
		248,494
Capital Goods / Industrials - 2.5%
1,538	Johnson Controls International PLC	51,446
3,200	Sensata Technologies Holding PLC (a)	152,256
		203,702
Consumer Cyclicals - 3.8%
1,400	L Brands, Inc.	51,632
1,100	Lithia Motors, Inc., Class A	104,027
9,300	TRI Pointe Group, Inc. (a)	152,148
		307,807
Consumer Discretionary - 3.8%
1,000	AutoNation, Inc. (a)	48,580
5,600	Discovery Communications, Inc., Class C (a)	142,800
1,700	Lions Gate Entertainment Corp., Class B	39,882
1,500	Tapestry, Inc.	70,065
		301,327
Consumer Staples - 1.4%
1,000	PepsiCo., Inc.	108,870
Consumer, Non-cyclical - 1.6%
3,100	Mondelez International, Inc., Class A	127,100
Energy - 5.0%
4,300	Centennial Resource Development, Inc., Class A (a)	77,658
3,300	Devon Energy Corp.	145,068
2,700	Schlumberger, Ltd.	180,981
		403,707
Financials - 16.7%
6,400	Air Lease Corp.	268,608
1,900	American Express Co.	186,200
2,600	American International Group, Inc.	137,852
7,600	Bank of America Corp.	214,244
1,500	BOK Financial Corp.	141,015
4,150	Brookfield Asset Management, Inc., Class A	168,241
900	M&T Bank Corp.	153,135
4,800	Radian Group, Inc.	77,856
		1,347,151
Health Care - 10.7%
700	AbbVie, Inc.	64,855
3,100	AstraZeneca PLC, ADR	108,841
800	Becton Dickinson and Co.	191,648
1,200	Encompass Health Corp.	81,264
4,400	Koninklijke Philips NV, ADR	185,988
300	Laboratory Corp. of America Holdings (a)	53,859
2,100	Medtronic PLC	179,781
		866,236
Real Estate - 2.6%
5,600	Brookfield Property Partners LP	106,512
2,900	Weyerhaeuser Co. REIT	105,734
		212,246
Technology - 9.4%
4,100	Cisco Systems, Inc.	176,423
3,000	Corning, Inc.	82,530
3,400	HP, Inc.	77,146
3,300	Intel Corp.	164,043
1,400	International Business Machines Corp.	195,580
600	NXP Semiconductors NV (a)	65,562
		761,284

Shares	Security Description	Value
Telecommunication Services - 1.0%
4,300	CenturyLink, Inc.	$80,152
Transportation - 1.2%
700	Union Pacific Corp.	99,176
Total Common Stock (Cost $4,241,372)		5,067,252

Shares	Security Description	Value
Money Market Fund - 5.9%
474,155	Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 1.81% (b)
	(Cost $474,155)	474,155
Investments, at value - 68.7% (Cost $4,715,527)		$5,541,407
Other Assets & Liabilities, Net - 31.3%		2,530,180
Net Assets - 100.0%		$8,071,587

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

The following is a summary of the inputs used to value the Fund's instruments as of June 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$5,067,252
Level 2 - Other Significant Observable Inputs	474,155
Level 3 - Significant Unobservable Inputs	–
Total	$5,541,407

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

BAYWOOD SOCIALLYRESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
2

BAYWOOD VALUEPLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

Shares	Security Description	Value
Common Stock - 94.2%
Basic Materials - 5.0%
600	DowDuPont, Inc.	$39,552
1,360	Nutrien, Ltd.	73,957
400	WestRock Co.	22,808
		136,317
Capital Goods / Industrials - 6.9%
500	Eaton Corp. PLC	37,370
2,800	General Electric Co.	38,108
1,500	Johnson Controls International PLC	50,175
1,000	Nielsen Holdings PLC	30,930
100	The Boeing Co.	33,551
		190,134
Consumer Cyclicals - 1.5%
1,100	L Brands, Inc.	40,568
Consumer Discretionary - 3.5%
1,100	Tapestry, Inc.	51,381
600	Target Corp.	45,672
		97,053
Consumer Staples - 5.9%
400	Kimberly-Clark Corp.	42,136
400	PepsiCo., Inc.	43,548
900	Walmart, Inc.	77,085
		162,769
Energy - 15.9%
900	BP PLC, ADR	41,094
600	Chevron Corp.	75,858
1,600	ConocoPhillips	111,392
300	Helmerich & Payne, Inc.	19,128
900	Occidental Petroleum Corp.	75,312
1,000	Schlumberger, Ltd.	67,030
400	Valero Energy Corp.	44,332
		434,146
Financial - 1.0%
400	Prosperity Bancshares, Inc.	27,344
Financials - 20.1%
1,200	American International Group, Inc.	63,624
500	BB&T Corp.	25,220
600	BOK Financial Corp.	56,406
440	Chubb, Ltd.	55,889
900	FNF Group	33,858
500	JPMorgan Chase & Co.	52,100
400	M&T Bank Corp.	68,060
1,100	MetLife, Inc.	47,960
1,400	Morgan Stanley	66,360
1,600	U.S. Bancorp	80,032
		549,509
Health Care - 13.9%
300	AbbVie, Inc.	27,795
300	Amgen, Inc.	55,377
800	AstraZeneca PLC, ADR	28,088
700	Encompass Health Corp.	47,404
700	Gilead Sciences, Inc.	49,588
2,000	Koninklijke Philips NV, ADR	84,540
600	Medtronic PLC	51,366
800	Novo Nordisk A/S, ADR	36,896
		381,054
Real Estate - 3.0%
700	Taubman Centers, Inc. REIT	41,132
1,100	Weyerhaeuser Co. REIT	40,106
		81,238

Shares	Security Description	Value
Technology - 14.1%
2,500	Cisco Systems, Inc.	$107,575
200	Harris Corp.	28,908
2,100	HP, Inc.	47,649
1,600	Intel Corp.	79,536
500	International Business Machines Corp.	69,850
300	Microsoft Corp.	29,583
200	Texas Instruments, Inc.	22,050
		385,151
Telecommunications - 0.7%
400	Verizon Communications, Inc.	20,124
Transportation - 1.6%
300	Union Pacific Corp.	42,504
Utilities - 1.1%
700	Exelon Corp.	29,820
Total Common Stock (Cost $2,162,852)		2,577,731

Shares	Security Description	Value
Money Market Fund - 5.5%
150,872	Federated Government Obligations Fund, Institutional Class, 1.75% (a) (Cost $150,872)	150,872
Investments, at value - 99.7% (Cost $2,313,724)		$2,728,603
Other Assets & Liabilities, Net - 0.3%		7,899
Net Assets - 100.0%		$2,736,502

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

The following is a summary of the inputs used to value the Fund's instruments as of June 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

BAYWOOD VALUEPLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$2,577,731
Level 2 - Other Significant Observable Inputs	150,872
Level 3 - Significant Unobservable Inputs	–
Total	$2,728,603

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

Principal	Security Description	Rate	Maturity	Value
Municipal Bonds - 97.0%
California - 87.6%
$715,000	Baldwin Park Unified School District, California GOB	4.00%	08/01/22	$769,848
1,035,000	California Health Facilities Financing Authority, California RB	5.00	10/01/33	1,153,570
845,000	California State Public Works Board, California RB	5.00	05/01/28	1,026,396
750,000	California State Public Works Board, California RB, Series D	5.00	06/01/25	883,942
650,000	California Statewide Communities Development Authority, California RB	4.00	11/01/22	707,850
200,000	California Statewide Communities Development Authority, California RB	5.00	11/15/23	227,436
1,300,000	Capistrano Unified School District, California Special Tax Bond	3.00	09/01/25	1,312,129
710,000	Capistrano Unified School District Community Facilities District No. 90-2, California Special Tax Bond	2.50	09/01/21	721,907
800,000	Capistrano Unified School District Community Facilities District No. 90-2, California Special Tax Bond	3.00	09/01/23	831,840
2,050,000	Capistrano Unified School District School Facilities Improvement District No. 1, California GOB, Series B (a)	2.29	08/01/20	1,899,120
750,000	Centinela Valley Union High School District, California GOB, Series B	5.75	08/01/30	893,130
855,000	Chula Vista Elementary School District, California COP	5.00	09/01/22	960,909
610,000	Chula Vista Elementary School District, California COP	5.00	09/01/23	698,651
380,000	Chula Vista Elementary School District, California COP, Series A	5.00	09/01/19	395,200
305,000	City of Laguna Beach, California Special Assessment Bond	2.00	09/02/21	304,280
400,000	City of Los Angeles Department of Airports, California RB, Series B	5.00	05/15/30	443,012
840,000	City of Rocklin, California Special Tax Bond	3.50	09/01/26	863,041
200,000	City of Sacramento, California Special Tax Bond	5.00	09/01/24	229,118
720,000	City of Tulare CA Sewer Revenue, California RB	5.00	11/15/28	836,719
580,000	Corona Public Financing Authority, California RB	5.00	11/01/26	697,079
625,000	Corona-Norco Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/26	696,669
520,000	Cosumnes Community Services District, California COP	3.00	09/01/20	534,503
675,000	Cosumnes Community Services District, California COP	4.00	09/01/24	743,404
850,000	County of El Dorado, California Special Tax Bond	5.00	09/01/22	951,669
295,000	County of Santa Cruz, California COP	5.00	08/01/23	337,217
455,000	Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California RB, Series A	3.50	12/01/25	465,629
510,000	Elk Grove Finance Authority, California Special Tax Bond	5.00	09/01/25	594,196
905,000	Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bond, Series A	4.00	08/01/28	983,011
1,475,000	Fresno County Financing Authority, California RB	5.00	04/01/27	1,711,708
1,500,000	Fresno County Financing Authority, California RB	5.00	04/01/28	1,728,270
330,000	Gilroy Unified School District, California COP	4.00	04/01/26	362,452
2,165,000	Golden State Tobacco Securitization Corp., California RB, Series A	5.00	06/01/29	2,413,629
250,000	Golden State Tobacco Securitization Corp., California RB, Series A	5.00	06/01/30	278,100
660,000	Imperial Community College District, California GOB	5.00	08/01/29	736,883
580,000	Irvine Unified School District No. 1, California Special Tax Bond, Series 1	5.00	09/01/23	659,414
205,000	Los Angeles County Redevelopment Refunding Agency, California Tax Allocation Bond, Series A	5.00	09/01/20	219,020
510,000	Lynwood Unified School District, California COP	5.00	10/01/20	546,547
655,000	Lynwood Unified School District, California COP	5.00	10/01/24	757,711
695,000	Lynwood Unified School District, California COP	5.00	10/01/25	813,470
375,000	Lynwood Unified School District, California COP	5.00	10/01/28	434,329
270,000	Modesto Irrigation District, California RB, Series B	5.00	10/01/27	288,730
280,000	Mojave Unified School District School Facilities Improvement District No. 1, California GOB	4.00	08/01/20	293,266
1,425,000	Mount Diablo Unified School District/CA, California GOB (a)(b)	0.30	08/01/30	1,350,102
400,000	Orange Redevelopment Agency Successor Agency, California Tax Allocation Bond	5.00	09/01/22	452,116
855,000	Palmdale Elementary School District, California COP, Series A	3.00	10/01/21	883,625
200,000	Placentia-Yorba Linda Unified School District, California COP, Series A	5.00	10/01/25	234,818
445,000	Placentia-Yorba Linda Unified School District, California COP, Series A	5.00	10/01/27	515,408
365,000	Poway Redevelopment Agency Successor Agency, California Tax Allocation Bond, Series A	5.00	12/15/21	405,449

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

Principal	Security Description	Rate	Maturity	Value
California - 87.6% (continued)
$655,000	Poway Unified School District, California Special Tax Bond	3.00%	09/01/20	$675,384
970,000	Poway Unified School District, California Special Tax Bond	3.00	09/01/21	1,005,900
1,100,000	Poway Unified School District, California Special Tax Bond	5.00	09/01/27	1,278,915
250,000	Poway Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/24	284,250
350,000	Poway Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/25	401,594
1,735,000	Poway Unified School District Public Financing Authority, California Special Tax Bond, Series A	5.00	09/01/29	2,047,751
325,000	Rio Elementary School District Community Facilities District, California Special Tax Bond	3.25	09/01/26	327,525
720,000	Riverside County Asset Leasing Corp., California RB	5.00	11/01/26	798,365
250,000	Riverside County Asset Leasing Corp., California RB	4.00	06/01/28	260,187
300,000	Riverside County Redevelopment Successor Agency, California Tax Allocation Bond	5.00	10/01/25	351,792
875,000	Riverside County Redevelopment Successor Agency, California Tax Allocation Bond, Series B	5.00	10/01/25	1,024,791
300,000	Sacramento Redevelopment Agency Successor Agency, California Tax Allocation Bond, Series A	5.00	12/01/19	314,130
1,090,000	San Luis Water District, California COP, Series A	5.00	08/01/22	1,221,062
225,000	Santa Clara County Board of Education, California COP	5.00	04/01/21	245,392
1,525,000	Solano County Community College District, California GOB (a)(b)	1.39	08/01/29	1,361,535
500,000	Sonoma Community Development Agency Successor Agency, California Tax Allocation Bond	5.00	12/01/30	534,150
1,075,000	State of California, California GOB	5.00	09/01/27	1,281,002
1,000,000	State of California, California GOB	5.00	10/01/29	1,042,210
1,575,000	Stockton Unified School District, California COP	5.00	02/01/29	1,842,655
1,135,000	Stockton Unified School District, California GOB	5.00	08/01/26	1,332,320
510,000	Stockton Unified School District, California GOB, Series A	5.00	08/01/28	581,160
370,000	Stockton Unified School District, California GOB, Series B	5.00	08/01/19	383,993
430,000	Stockton Unified School District, California GOB, Series B	5.00	08/01/24	498,404
1,200,000	Stockton Unified School District, California GOB, Series B	5.00	08/01/27	1,409,532
375,000	Travis Unified School District, California COP	4.00	09/01/22	405,105
685,000	Tulare City School District, California COP	2.00	11/01/21	685,185
215,000	Val Verde Unified School District, California COP, Series A	5.00	08/01/26	248,759
500,000	Val Verde Unified School District, California COP, Series A AGC	4.10	03/01/20	507,780
1,000,000	Val Verde Unified School District, California GOB, Series A	5.00	08/01/26	1,182,620
850,000	Victor Valley Union High School District, California COP, Series A	2.00	11/15/24	837,454
300,000	Waugh School District, California Special Tax Bond	4.00	09/01/20	314,901
				60,932,325
Illinois - 8.5%
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/30	1,115,570
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/31	1,107,160
1,000,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/26	1,111,860
1,000,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/31	1,107,160
625,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/25	668,962
500,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/25	558,655
255,000	Grundy & Kendall Counties Consolidated Grade School District No. 60, Illinois GOB, Series C	4.00	02/01/21	265,200
				5,934,567
Kentucky - 0.2%
125,000	Corbin Independent School District Finance Corp., Kentucky RB	3.00	02/01/26	127,295
Michigan - 0.4%
285,000	Macomb Township Building Authority, Michigan RB	4.25	04/01/23	285,550
Pennsylvania - 0.3%
225,000	Wellsboro Area School District, Pennsylvania GOB	3.00	04/15/21	230,936
Total Municipal Bonds (Cost $68,375,331)				67,510,673

GURTIN CALIFORNIA MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

Shares	Security Description	Value
Money Market Fund - 2.0%
1,368,595	Fidelity Investments Money Market Government Portfolio, Class I, 1.77% (c)
	(Cost $1,368,595)	$1,368,595
Investments, at value - 99.0% (Cost $69,743,926)		$68,879,268
Other Assets & Liabilities, Net - 1.0%		674,468
Net Assets - 100.0%		$69,553,736

AGC	Assured Guaranty Corporation
COP	Certificate of Participation
GOB	General Obligation Bond
RB	Revenue Bond

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2018.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$–
Level 2 - Other Significant Observable Inputs	68,879,268
Level 3 - Significant Unobservable Inputs	–
Total	$68,879,268

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

Principal	Security Description	Rate	Maturity	Value
Municipal Bonds - 97.6%
California - 89.1%
$1,000,000	Abag Finance Authority for Nonprofit Corps., California RB	5.00%	01/01/33	$1,110,540
4,625,000	Abag Finance Authority for Nonprofit Corps., California RB	6.00	09/01/37	5,031,723
1,160,000	Alameda Public Financing Authority, California RB, Series A	5.25	07/01/29	1,236,873
4,400,000	Anaheim Housing & Public Improvements Authority, California RB	5.00	10/01/33	4,799,476
3,255,000	Anaheim Housing & Public Improvements Authority, California RB	5.00	10/01/33	3,599,119
1,420,000	Anaheim Housing & Public Improvements Authority, California RB	5.00	10/01/34	1,546,124
1,045,000	Anaheim Housing & Public Improvements Authority, California RB	5.00	10/01/34	1,155,477
290,000	Bret Harte Union High School District, California COP, AMBAC	4.25	09/01/20	290,560
5,180,000	California Health Facilities Financing Authority, California RB	5.00	10/01/19	5,225,325
700,000	California Infrastructure & Economic Development Bank, California RB	5.00	08/15/23	702,919
500,000	California Infrastructure & Economic Development Bank, California RB	5.75	08/15/29	531,815
500,000	California State Public Works Board, California RB, Series B	6.00	04/01/27	517,305
500,000	California State Public Works Board, California RB, Series B1	5.40	03/01/26	530,245
4,100,000	California State Public Works Board, California RB, Series G	5.00	11/01/37	4,539,151
1,000,000	California State Public Works Board, California RB, Series G1	5.75	10/01/30	1,053,450
600,000	California State Public Works Board, California RB, Series I-1	6.13	11/01/29	636,990
2,175,000	California Statewide Communities Development Authority, California RB, Series A	5.00	08/15/46	2,464,471
1,000,000	Centinela Valley Union High School District, California GOB, Series B	5.75	08/01/30	1,190,840
1,910,000	Centinela Valley Union High School District, California GOB, Series B	5.75	08/01/33	2,274,504
2,000,000	City of Fairfield, California COP, Series A (a)	6.55	04/01/30	1,372,780
7,750,000	City of Los Angeles Department of Airports, California RB	5.00	05/15/40	8,211,900
3,600,000	City of Los Angeles Department of Airports, California RB	5.00	05/15/40	3,814,560
6,585,000	City of Los Angeles Department of Airports, California RB, Series A	5.25	05/15/39	6,784,526
2,575,000	Coachella Valley Unified School District, California GOB, Series D	5.00	08/01/37	2,809,454
1,390,000	County of San Bernardino, California COP	5.00	08/01/28	1,391,070
1,275,000	County of San Bernardino, California COP	4.75	08/01/28	1,278,812
3,375,000	Desert Community College District, California GOB	5.00	08/01/43	3,744,360
2,835,000	Dublin Unified School District, California GOB, Series D (a)	5.73	08/01/34	1,081,581
9,325,000	Dublin Unified School District, California GOB, Series E (a)	6.14	08/01/39	2,562,790
31,400,000	Dublin Unified School District, California GOB, Series E (a)	6.31	08/01/44	6,100,706
1,500,000	Elk Grove Finance Authority, California Special Tax Bond	5.00	09/01/38	1,673,550
1,600,000	Fresno Unified School District, California GOB, Series G (a)	6.10	08/01/41	375,856
4,340,000	Golden State Tobacco Securitization Corp., California RB	5.00	06/01/40	4,872,301
1,000,000	Los Angeles Community Redevelopment Agency, California RB, AMBAC	5.00	09/01/37	1,002,460
4,700,000	Los Angeles Department of Water, California RB	5.00	07/01/43	5,153,409
3,000,000	Metropolitan Water District of Southern California, California RB	5.75	08/10/18	3,013,530
3,185,000	Modesto Irrigation District, California RB (USD 3 Month LIBOR + 0.58%) (b)	2.12	09/01/27	3,147,290
1,600,000	Modesto Irrigation District, California RB (USD 3 Month LIBOR + 0.63%) (b)	2.17	09/01/37	1,517,216
2,650,000	Oakland Unified School District/Alameda County, California GOB	6.63	08/01/38	3,046,599
770,000	Oxnard School District, California GOB, Series A	5.75	08/01/30	889,258
2,500,000	Port of Oakland, California RB, Series P	5.00	05/01/33	2,714,325
5,120,000	Regents of the University of California Medical Center Pooled Revenue, California RB, Series C2 (USD 3 Month LIBOR + 0.74%) (b)	2.31	05/15/43	4,526,950
9,525,000	Sacramento County Sanitation Districts Financing Authority, California RB, Series B (USD 3 Month LIBOR + 0.53%) (b)	2.07	12/01/35	9,216,962
2,000,000	Sacramento County Water Financing Authority, California RB, Series B (USD 3 Month LIBOR + 0.55%) (b)	2.09	06/01/34	1,920,020
5,475,000	San Bernardino City Unified School District, California GOB, Series C	5.00	08/01/40	6,149,903
5,900,000	San Diego County Regional Transportation Commission, California RB	5.00	04/01/48	6,454,836
1,000,000	San Diego Public Facilities Financing Authority, California RB, Series A	5.25	04/15/29	1,119,370
3,865,000	San Francisco City & County Airport Comm-San Francisco International Airport, California RB	5.00	05/01/39	4,264,448
1,475,000	San Francisco City & County Airport Comm-San Francisco International Airport, California RB	5.00	05/01/44	1,623,311

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

Principal	Security Description	Rate	Maturity	Value
California - 89.1% (continued)
$5,000,000	San Francisco City & County Airport Comm-San Francisco International Airport, California RB, Series E	6.00%	05/01/39	$5,184,300
1,520,000	San Francisco City & County Airport Comm-San Francisco International Airport, California RB, Second Series	5.25	05/01/33	1,692,094
895,000	San Mateo Union High School District, California GOB, Series A (a)	6.02	09/01/25	667,097
105,000	San Mateo Union High School District, California GOB, Series A (a)	6.02	09/01/25	77,048
1,250,000	San Ysidro School District, California COP	5.00	09/01/42	1,367,038
4,680,000	Solano County Community College District, California GOB	5.00	08/01/43	5,192,179
5,000	State of California, California GOB	5.00	10/01/28	5,014
4,000,000	State of California, California GOB	5.50	08/01/29	4,012,720
85,000	State of California, California GOB	5.75	05/01/30	85,280
20,000	State of California, California GOB	4.50	08/01/30	20,039
1,305,000	State of California, California GOB	6.50	04/01/33	1,354,981
1,095,000	State of California, California GOB	6.50	04/01/33	1,135,186
2,550,000	State of California, California GOB	6.00	04/01/35	2,632,620
1,850,000	State of California, California GOB	6.00	04/01/35	1,914,028
7,270,000	State of California, California GOB	6.00	04/01/38	7,504,458
2,650,000	State of California, California GOB	6.00	11/01/39	2,801,421
135,000	State of California, California GOB, Series 07, AMBAC	5.13	10/01/27	135,385
3,300,000	Stockton East Water District, California COP, Series B (a)	5.97-
		6.00	04/01/21	2,812,854
2,000,000	Stockton East Water District, California COP, Series B (a)	6.09	04/01/25	1,338,040
1,300,000	Stockton Public Financing Authority, California RB, Series A	6.25	10/01/40	1,535,352
775,000	Stockton Unified School District, California GOB	5.00	07/01/27	860,366
1,600,000	Tulare County Board of Education, California COP	5.38	05/01/33	1,790,144
250,000	Victor Valley Community College District, California GOB, Series A	5.38	08/01/29	260,673
7,900,000	Walnut Energy Center Authority, California RB	5.00	01/01/35	8,269,878
2,165,000	Wasco Union School District, California GOB	5.00	08/01/43	2,377,105
1,575,000	Wasco Union School District, California GOB	5.00	08/01/43	1,729,303
				197,025,643
Illinois - 8.5%
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/30	1,092,140
1,000,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/35	1,077,490
2,050,000	Chicago Park District, Illinois GOB, Series A	5.75	01/01/38	2,326,934
2,325,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/40	2,488,355
1,755,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/26	1,951,314
1,000,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/26	1,111,860
1,580,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/23	1,704,235
1,795,000	Chicago Park District, Illinois GOB, Series C	5.25	01/01/37	1,876,834
3,895,000	Chicago Park District, Illinois GOB, Series C	5.25	01/01/40	4,065,952
1,000,000	Illinois Finance Authority, Illinois RB	5.63	08/15/31	1,092,160
				18,787,274
Total Municipal Bonds (Cost $210,695,853)				215,812,917

Shares	Security Description	Value
Money Market Fund - 1.4%
3,178,689	Fidelity Investments Money Market Government Portfolio, Class I, 1.77% (c)
	(Cost $3,178,689)	3,178,689
Investments, at value - 99.0% (Cost $213,874,542)		$218,991,606
Other Assets & Liabilities, Net - 1.0%		2,152,665
Net Assets - 100.0%		$221,144,271

AMBAC	American Municipal Bond Assurance Corporation
COP	Certificate of Participation
GOB	General Obligation Bond LIBOR London Interbank Offered Rate
RB	Revenue Bond
(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Floating rate security. Rate presented is as of June 30, 2018.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018.

GURTIN CALIFORNIA MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$–
Level 2 - Other Significant Observable Inputs	218,991,606
Level 3 - Significant Unobservable Inputs	–
Total	$218,991,606

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

Principal	Security Description	Rate	Maturity	Value
Municipal Bonds - 98.7%
California - 1.8%
$520,000	Centinela Valley Union High School District, California GOB, Series B	5.75%	08/01/30	$619,237
720,000	Elk Grove Unified School District, California COP	5.00	02/01/30	830,117
275,000	Placentia-Yorba Linda Unified School District, California COP, Series A	4.00	10/01/30	290,389
1,070,000	Solano County Community College District, California GOB (a)(c)	1.39	08/01/29	955,306
670,000	Tulare City School District, California COP	2.00	11/01/20	670,556
				3,365,605
Connecticut - 10.5%
1,625,000	State of Connecticut, Connecticut GOB	5.00	08/15/28	1,827,637
950,000	State of Connecticut, Connecticut GOB, Series A	5.00	03/15/28	1,051,736
600,000	State of Connecticut, Connecticut GOB, Series B	4.00	05/15/20	620,304
3,800,000	State of Connecticut, Connecticut GOB, Series B	4.00	05/15/25	4,024,428
1,000,000	State of Connecticut, Connecticut GOB, Series E	5.00	09/15/23	1,091,120
3,190,000	State of Connecticut, Connecticut GOB, Series E	4.00	09/15/28	3,293,228
195,000	State of Connecticut, Connecticut GOB, Series F	5.00	11/15/28	216,918
3,075,000	State of Connecticut Special Tax Revenue, Connecticut RB	5.00	01/01/26	3,500,519
1,475,000	State of Connecticut Special Tax Revenue, Connecticut RB	5.00	01/01/28	1,705,292
2,200,000	University of Connecticut, Connecticut RB, Series A	5.00	03/15/30	2,441,318
				19,772,500
Illinois - 21.5%
1,195,000	Champaign County Community Unit School District No. 116 Urbana, Illinois GOB, Series A	4.00	01/01/27	1,283,800
1,245,000	Champaign County Community Unit School District No. 116 Urbana, Illinois GOB, Series A	4.00	01/01/28	1,331,453
310,000	Chicago Park District, Illinois GOB, Series A	4.00	01/01/20	310,570
540,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/28	594,362
2,325,000	Chicago Park District, Illinois GOB, Series A	5.50	01/01/33	2,598,676
520,000	Chicago Park District, Illinois GOB, Series B	4.00	01/01/22	537,035
2,865,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/25	3,201,093
5,580,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/27	6,171,480
2,735,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/28	3,010,332
1,000,000	Chicago Park District, Illinois GOB, Series B	5.00	01/01/31	1,107,160
1,865,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/26	2,073,619
235,000	Cook County Community Consolidated School District No. 15 Palatine, Illinois GOB	5.00	12/01/23	265,827
725,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	5.00	12/01/20	770,994
1,190,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	5.00	12/01/22	1,312,451
1,140,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	5.00	12/01/23	1,277,245
635,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	4.25	12/01/24	677,958
645,000	Cook County Community High School District No. 218 Oak Lawn, Illinois GOB	4.00	12/01/24	692,079
1,125,000	Cook County High School District No. 209 Proviso Township, Illinois GOB	5.00	12/01/27	1,282,162
440,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/23	471,130
95,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/23	104,033
1,000,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/25	1,062,570
725,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/29	753,877
1,020,000	Cook County School District No. 111 Burbank, Illinois GOB	4.00	12/01/30	1,056,853
240,000	Cook County School District No. 29 Sunset Ridge, Illinois RB, Series A	3.00	12/01/20	243,746
570,000	Cook County School District No. 81 Schiller Park, Illinois GOB, Series B	4.00	12/01/19	587,470
825,000	Du Page County School District No. 33 West Chicago, Illinois GOB, Series B	4.00	12/01/26	873,098
500,000	Illinois Finance Authority, Illinois RB	5.00	11/15/25	551,390
4,560,000	University of Illinois, Illinois RB	5.00	04/01/26	4,899,674
700,000	University of Illinois, Illinois RB, Series A	5.00	04/01/30	767,844

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

Principal	Security Description	Rate	Maturity	Value
Illinois - 21.5% (continued)
$780,000	Will Grundy Etc Counties Community College District No. 525, Illinois GOB	5.75%	06/01/25	$781,404
				40,651,385
Iowa - 1.4%
1,220,000	Waukee Community School District, Iowa RB, Series A	4.00	06/01/24	1,323,456
1,270,000	Waukee Community School District, Iowa RB, Series A	4.00	06/01/25	1,382,624
				2,706,080
Kentucky - 6.9%
300,000	Boone County School District Finance Corp., Kentucky RB	3.00	04/01/25	305,136
400,000	Corbin Independent School District Finance Corp., Kentucky RB	2.00	02/01/22	395,076
425,000	Corbin Independent School District Finance Corp., Kentucky RB	3.00	02/01/25	434,694
630,000	Corbin Independent School District Finance Corp., Kentucky RB	3.00	02/01/26	641,567
420,000	Grant County School District Finance Corp., Kentucky RB	3.00	04/01/24	427,552
1,945,000	Jefferson County School District Finance Corp., Kentucky RB, Series A	5.00	08/01/27	2,280,571
1,000,000	Jefferson County School District Finance Corp., Kentucky RB, Series A	5.00	08/01/28	1,168,370
280,000	Kenton County School District Finance Corp., Kentucky RB	3.00	02/01/26	282,078
250,000	Kentucky State Property & Building Commission, Kentucky RB	2.50	10/01/18	250,677
1,175,000	Kentucky State Property & Building Commission, Kentucky RB	5.00	08/01/19	1,214,680
1,000,000	Kentucky State Property & Building Commission, Kentucky RB, Series D	5.00	05/01/20	1,053,180
775,000	Madison County School District Finance Corp., Kentucky RB	5.00	05/01/22	853,321
630,000	Madison County School District Finance Corp., Kentucky RB	5.00	05/01/23	706,980
1,040,000	Meade County School District Finance Corp., Kentucky RB	5.00	09/01/20	1,106,778
1,270,000	Owen County School District Finance Corp., Kentucky RB	4.00	04/01/26	1,364,412
475,000	Owensboro Independent School District Finance Corp., Kentucky RB	4.00	09/01/20	494,679
				12,979,751
Louisiana - 12.1%
1,750,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana RB	5.00	10/01/21	1,912,925
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana RB	5.00	10/01/21	1,091,450
1,200,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana RB	5.00	10/01/22	1,339,536
2,075,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana RB	5.00	10/01/24	2,370,542
2,550,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana RB	5.00	10/01/27	2,992,705
2,250,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana RB	5.00	10/01/27	2,636,618
1,265,000	Louisiana Public Facilities Authority, Louisiana RB	5.00	06/01/22	1,400,532
1,080,000	St Martin Parish School Board, Louisiana GOB	5.00	03/01/28	1,248,091
1,650,000	State of Louisiana, Louisiana GOB, Series A	5.00	08/01/21	1,797,015
3,920,000	State of Louisiana, Louisiana GOB, Series B	5.00	08/01/29	4,502,865
1,345,000	State of Louisiana, Louisiana GOB, Series C	5.00	07/15/24	1,525,553
				22,817,832
Michigan - 4.5%
175,000	Battle Creek School District, Michigan GOB	5.00	05/01/28	202,687
1,065,000	Bellevue Community Schools, Michigan GOB, Series A	5.00	05/01/31	1,219,766
350,000	Central Michigan University, Michigan RB	5.00	10/01/24	401,594
225,000	Charles Stewart Mott Community College, Michigan GOB	3.00	05/01/24	231,554
1,215,000	Durand Area Schools, Michigan GOB	5.00	05/01/28	1,381,649
1,225,000	Durand Area Schools, Michigan GOB	5.00	05/01/29	1,387,312
500,000	Howell Public Schools, Michigan GOB, Series B	5.00	05/01/25	540,020
695,000	L'Anse Creuse Public Schools, Michigan GOB	5.00	05/01/25	803,886
210,000	Lansing School District, Michigan GOB	5.00	05/01/21	227,411
785,000	Oakland University, Michigan RB	5.00	03/01/29	899,233
920,000	Paw Paw Public Schools, Michigan GOB	5.00	05/01/21	967,325
200,000	Rockford Public Schools, Michigan GOB	5.00	05/01/22	220,908
				8,483,345

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

Principal	Security Description	Rate	Maturity	Value
Missouri - 1.6%
$1,095,000	City of Springfield, Missouri RB, Series B	2.00%	05/01/22	$1,086,196
1,250,000	City of Springfield, Missouri RB, Series B	3.00	05/01/23	1,292,062
250,000	Liberty Public School District No. 53, Missouri COP	3.00	04/01/20	255,863
300,000	Missouri Joint Municipal Electric Utility Commission, Missouri RB, Series A	5.00	01/01/24	341,085
				2,975,206
New Jersey - 3.4%
1,000,000	Essex County Improvement Authority, New Jersey RB	4.75	11/01/32	1,002,140
1,035,000	Haddonfield Public Schools District, New Jersey GOB	2.00	09/01/20	1,033,033
1,000,000	Robbinsville Board of Education, New Jersey GOB	5.25	01/01/23	1,119,830
985,000	Township of Berkeley, New Jersey GOB	3.00	05/15/21	1,015,082
1,020,000	Township of Berkeley, New Jersey GOB	3.00	05/15/22	1,058,148
1,145,000	Township of Berkeley, New Jersey GOB	3.00	05/15/23	1,193,502
				6,421,735
New York - 1.6%
215,000	Metropolitan Transportation Authority, New York RB	5.00	11/15/30	243,088
185,000	Metropolitan Transportation Authority, New York RB	5.00	11/15/30	204,580
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, New York RB, Series I2	5.00	11/01/21	1,057,630
1,330,000	New York State Dormitory Authority, New York RB	5.00	07/01/30	1,474,890
				2,980,188
Ohio - 1.0%
1,100,000	County of Hamilton Sales Tax Revenue, Ohio RB, Series A	5.00	12/01/30	1,194,622
200,000	Trotwood-Madison City School District, Ohio COP	4.00	12/01/23	216,672
200,000	Trotwood-Madison City School District, Ohio COP	4.00	12/01/24	217,790
215,000	Trotwood-Madison City School District, Ohio COP	4.00	12/01/25	234,864
				1,863,948
Oklahoma - 1.0%
1,800,000	Cleveland County Independent School District No. 2 Moore, Oklahoma GOB	2.75	03/01/21	1,834,326
Pennsylvania - 18.6%
845,000	Cameron County School District, Pennsylvania GOB	2.00	09/01/19	847,704
1,020,000	Cameron County School District, Pennsylvania GOB	3.00	09/01/20	1,036,891
1,060,000	Cameron County School District, Pennsylvania GOB	3.00	09/01/21	1,079,875
1,025,000	Cameron County School District, Pennsylvania GOB	2.00	09/01/22	997,684
1,095,000	Commonwealth Financing Authority, Pennsylvania RB	5.00	06/01/28	1,263,258
1,500,000	Commonwealth Financing Authority, Pennsylvania RB, Series B-1	5.00	06/01/25	1,722,255
500,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	11/15/22	550,825
1,555,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	03/15/24	1,754,989
300,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	04/01/26	340,242
1,125,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	09/15/26	1,295,381
1,825,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	03/15/27	2,065,079
6,405,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	01/01/28	7,343,781
700,000	Commonwealth of Pennsylvania, Pennsylvania GOB, First Series	5.00	06/01/28	780,290
600,000	Commonwealth of Pennsylvania, Pennsylvania GOB, Second Series	5.00	10/15/23	674,736
2,115,000	Commonwealth of Pennsylvania, Pennsylvania GOB, Second Series	5.00	01/15/28	2,426,222
2,000,000	Commonwealth of Pennsylvania, Pennsylvania GOB, Second Series	5.00	08/15/31	2,251,820
365,000	Deer Lakes School District, Pennsylvania GOB	2.63	04/01/25	362,423
1,460,000	East Stroudsburg Area School District, Pennsylvania GOB	2.00	09/01/21	1,453,328
615,000	Erie Parking Authority, Pennsylvania RB	4.00	09/01/21	644,766
425,000	Northern Tioga School District, Pennsylvania GOB	2.00	04/01/21	426,581
1,320,000	Northern York County School District, Pennsylvania GOB	5.00	11/15/29	1,454,191
200,000	Pennsylvania Turnpike Commission, Pennsylvania RB, Series B	5.00	12/01/25	233,042
680,000	South Middleton School District, Pennsylvania GOB	3.00	09/01/26	684,243
1,300,000	The Hospitals & Higher Education Facilities Authority of Philadelphia, Pennsylvania RB, Series D	5.00	07/01/28	1,410,045
525,000	The Hospitals & Higher Education Facilities Authority of Philadelphia, Pennsylvania RB, Series D	5.00	07/01/32	568,166
430,000	Wyalusing Area School District, Pennsylvania GOB	2.00	04/01/21	426,538
1,120,000	York Suburban School District, Pennsylvania GOB	2.25	05/01/23	1,120,179
				35,214,534

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

Principal	Security Description	Rate	Maturity	Value
Rhode Island - 0.5%
$900,000	Rhode Island Health & Educational Building Corp., Rhode Island RB, Series A	5.00%	09/15/30	$1,027,836
South Dakota - 0.1%
250,000	South Dakota Board of Regents, South Dakota RB	5.00	04/01/19	256,352
Texas - 10.1%
750,000	Brazoria-Fort Bend County Municipal Utility District No. 1, Texas GOB	2.00	09/01/19	749,647
845,000	Brazoria-Fort Bend County Municipal Utility District No. 1, Texas GOB	3.00	09/01/23	861,207
1,600,000	City of Fort Worth, Texas RB, Series A	5.00	03/01/31	1,809,472
150,000	City of Houston, Texas GOB	5.00	03/01/24	165,750
150,000	City of Houston, Texas GOB	5.00	03/01/24	165,360
295,000	City of League City, Texas GOB, Series B	5.00	02/15/30	316,429
500,000	Dallas/Fort Worth International Airport, Texas RB	5.25	11/01/27	559,695
1,245,000	Denton County Fresh Water Supply District No. 10, Texas GOB	3.00	09/01/24	1,273,162
1,750,000	Fort Bend County Levee Improvement District No. 15, Texas GOB, Series PK	1.50	09/01/21	1,701,473
1,310,000	Harris County Municipal Utility District No. 153, Texas GOB	2.00	09/01/20	1,305,310
750,000	Harris County Municipal Utility District No. 290, Texas GOB	2.00	09/01/21	741,098
235,000	Harris County Municipal Utility District No. 383, Texas GOB	2.00	09/01/19	235,590
255,000	Harris County Municipal Utility District No. 383, Texas GOB	3.00	09/01/20	260,363
200,000	Harris County Municipal Utility District No. 383, Texas GOB	2.00	09/01/20	199,830
235,000	Harris County Municipal Utility District No. 383, Texas GOB	2.00	09/01/21	233,498
235,000	Harris County Municipal Utility District No. 383, Texas GOB	3.00	09/01/24	239,622
235,000	Harris County Municipal Utility District No. 383, Texas GOB	3.00	09/01/25	237,352
870,000	Harris Montgomery Counties Municipal Utility District No. 386, Texas GOB	3.00	09/01/26	872,767
860,000	Harris Montgomery Counties Municipal Utility District No. 386, Texas GOB	3.00	09/01/27	854,522
1,055,000	Harris Montgomery Counties Municipal Utility District No. 386, Texas GOB	3.00	09/01/28	1,035,894
900,000	Lower Colorado River Authority, Texas RB	5.00	05/15/27	988,686
275,000	Lower Colorado River Authority, Texas RB	5.00	05/15/30	289,570
330,000	Reagan County Independent School District, Texas GOB	3.00	02/15/23	330,267
2,750,000	Tarrant County Cultural Education Facilities Finance Corp., Texas RB	5.00	08/15/33	3,035,065
590,000	Travis County Water Control & Improvement District No. 17, Texas GOB	3.00	11/01/25	600,773
				19,062,402
Vermont - 0.1%
165,000	Vermont Housing Finance Agency, Vermont RB, Series B	1.95	05/01/23	162,522
Washington - 0.2%
395,000	Grant County Public Utility District No. 2, Washington RB, Series B	5.00	01/01/26	451,659
West Virginia - 0.9%
1,000,000	School Building Authority of West Virginia, West Virginia RB, Series B	5.00	07/01/30	1,060,390
560,000	West Virginia Economic Development Authority, West Virginia RB, Series A	5.00	06/01/26	617,557
				1,677,947
Wisconsin - 0.9%
1,500,000	Wisconsin Health & Educational Facilities Authority, Wisconsin RB	5.00	04/01/27	1,767,060
Total Municipal Bonds (Cost $189,833,747)				186,472,213
Investments, at value - 98.7% (Cost $189,833,747)				$186,472,213
Other Assets & Liabilities, Net - 1.3%				2,407,491
Net Assets - 100.0%				$188,879,704

COP	Certificate of Participation
GOB	General Obligation Bond
RB	Revenue Bond

GURTIN NATIONAL MUNICIPAL INTERMEDIATE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

(a)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2018.
(b)	Zero coupon bond. Interest rate presented is yield to maturity.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$–
Level 2 - Other Significant Observable Inputs	186,472,213
Level 3 - Significant Unobservable Inputs	–
Total	$186,472,213

The Level 2 value displayed in this table includes Municipal Bonds. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

Principal	Security Description	Rate	Maturity	Value
Municipal Bonds - 95.9%
Alabama - 0.6%
$1,000,000	The Water Works Board of the City of Birmingham, Alabama RB	5.00%	01/01/43	$1,090,540
California - 10.7%
65,000	California Health Facilities Financing Authority, California RB, Series A	5.00	04/01/25	65,196
500,000	California State Public Works Board, California RB, Series B1	5.63	03/01/30	531,825
2,875,000	California State Public Works Board, California RB, Series G	5.00	11/01/37	3,182,941
1,000,000	City of Fairfield, California COP, Series A (a)	6.55	04/01/30	686,390
665,000	County of San Bernardino, California COP	5.00	08/01/28	665,512
7,475,000	Dublin Unified School District, California GOB, Series E (a)	6.14	08/01/39	2,054,354
1,450,000	Golden State Tobacco Securitization Corp., California RB, Series A	5.00	06/01/29	1,616,518
1,000,000	Modesto Irrigation District, California RB (USD 3 Month LIBOR + 0.58%) (b)	2.12	09/01/27	988,160
1,000,000	Natomas Unified School District, California GOB (a)	5.06	08/01/26	644,170
1,000,000	Natomas Unified School District, California GOB (a)	5.14	08/01/27	608,230
3,050,000	Sacramento County Sanitation Districts Financing Authority, California RB, Series B (USD 3 Month LIBOR + 0.53%) (b)	2.07	12/01/35	2,951,363
2,225,000	State of California, California GOB	5.50	08/01/29	2,232,075
130,000	State of California, California GOB, Series 07, AMBAC	5.13	10/01/27	130,371
1,500,000	Stockton East Water District, California COP, Series B (a)	5.97 - 5.98	04/01/20	1,357,290
2,200,000	Stockton East Water District, California COP, Series B (a)	6.10	04/01/26	1,385,054
250,000	Victor Valley Community College District, California GOB, Series A	5.38	08/01/29	260,673
				19,360,122
Colorado - 9.6%
2,000,000	City of Aurora, Colorado RB	5.00	12/01/40	2,106,520
4,510,000	Colorado Health Facilities Authority, Colorado RB	5.00	01/01/40	4,689,904
2,500,000	Regional Transportation District, Colorado RB	5.00	11/01/38	2,668,500
1,350,000	State of Colorado Department of Transportation, Colorado COP	5.00	06/15/41	1,389,595
5,850,000	University of Colorado Hospital Authority, Colorado RB	5.00	11/15/42	6,425,874
				17,280,393
Connecticut - 1.7%
3,000,000	State of Connecticut, Connecticut GOB, Series A (SIFMA Muni Swap + 0.95%) (b)	2.46	03/01/24	3,039,540
Florida - 5.0%
2,500,000	City of Miami Beach Stormwater Revenue, Florida RB	5.00	09/01/47	2,716,575
1,595,000	Highlands County Health Facilities Authority, Florida RB	6.00	11/15/37	1,696,187
5,000	Highlands County Health Facilities Authority, Florida RB	6.00	11/15/37	5,294
2,500,000	Orlando Utilities Commission, Florida RB	5.00	10/01/33	2,561,450
2,000,000	Sarasota County Public Hospital District, Florida RB	5.63	07/01/39	2,074,260
				9,053,766
Illinois - 19.5%
2,465,000	Chicago O'Hare International Airport, Illinois RB, Series B	5.00	01/01/32	2,747,785
1,000,000	Chicago O'Hare International Airport, Illinois RB, Series B	5.00	01/01/33	1,123,350
5,665,000	Chicago O'Hare International Airport, Illinois RB, Series B	5.00	01/01/41	6,248,382
500,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/27	520,995
525,000	Chicago Park District, Illinois GOB, Series A	5.50	01/01/33	586,798
980,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/33	1,015,741
3,000,000	Chicago Park District, Illinois GOB, Series A	5.75	01/01/38	3,405,270
1,975,000	Chicago Park District, Illinois GOB, Series A	5.00	01/01/40	2,113,763
1,500,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/27	1,576,380
920,000	Chicago Park District, Illinois GOB, Series C	5.00	01/01/29	976,838
850,000	Illinois Finance Authority, Illinois RB, Series A	5.50	04/01/44	874,607
3,500,000	Illinois Finance Authority, Illinois RB, Series A	5.00	02/15/45	3,801,875
1,000,000	Illinois Finance Authority, Illinois RB, Series A AGC	5.25	08/15/33	1,004,520
525,000	Illinois Finance Authority, Illinois RB, Series D	6.25	11/01/28	533,143
1,805,000	Illinois State Toll Highway Authority, Illinois RB, Series A	5.00	01/01/40	2,002,395
3,310,000	University of Illinois, Illinois RB	5.00	04/01/26	3,606,708
1,030,000	University of Illinois, Illinois RB, Series A	5.13	04/01/36	1,084,981
900,000	University of Illinois, Illinois RB, Series A	5.00	04/01/39	975,987
825,000	Will Grundy Etc Counties Community College District No. 525, Illinois GOB, Series B	5.25	06/01/36	927,580
				35,127,098

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

Principal	Security Description	Rate	Maturity	Value
Indiana - 2.4%
$2,150,000	Indiana Finance Authority, Indiana RB	5.00%	11/01/21	$2,174,596
1,950,000	Indiana Finance Authority, Indiana RB, Series A	5.00	05/01/42	2,106,682
				4,281,278
Kansas - 1.9%
2,270,000	Kansas Development Finance Authority, Kansas RB	5.75	11/15/38	2,395,849
55,000	Kansas Development Finance Authority, Kansas RB	5.75	11/15/38	57,896
1,000,000	Topeka Public Building Commission, Kansas RB, Series A	5.00	06/01/22	1,022,600
				3,476,345
Louisiana - 2.3%
3,700,000	State of Louisiana Gasoline & Fuels Tax Revenue, Louisiana RB	5.00	05/01/43	4,049,280
Maryland - 0.4%
625,000	Montgomery County Housing Opportunites Commission, Maryland RB, Series C	5.00	07/01/31	650,500
Massachusetts - 0.9%
1,030,000	Massachusetts Health & Educational Facilities Authority, Massachusetts RB	5.00	10/01/30	1,097,228
455,000	Massachusetts Housing Finance Agency, Massachusetts RB, Series C	5.00	12/01/30	461,052
				1,558,280
Michigan - 5.3%
3,325,000	Lansing Board of Water & Light, Michigan RB	5.00	07/01/37	3,560,410
550,000	Michigan State Building Authority, Michigan RB, Series A	5.20	10/15/31	603,988
5,125,000	Michigan State University, Michigan RB	5.00	02/15/44	5,354,908
				9,519,306
Missouri - 0.6%
1,000,000	City of St. Louis Airport Revenue, Missouri RB	6.63	07/01/34	1,046,330
New York - 10.2%
2,055,000	Metropolitan Transportation Authority, New York RB	5.00	11/15/38	2,269,049
5,810,000	Metropolitan Transportation Authority, New York RB	5.00	11/15/43	6,329,588
1,000,000	New York City Transitional Finance Authority Building Aid Revenue, New York RB	5.50	01/15/34	1,021,110
1,000,000	New York City Transitional Finance Authority Building Aid Revenue, New York RB	5.50	01/15/39	1,020,190
50,000	New York State Dormitory Authority, New York RB	5.75	02/15/19	50,138
1,000,000	New York State Dormitory Authority, New York RB	5.00	07/01/38	1,000,000
2,200,000	New York State Dormitory Authority, New York RB	5.00	07/01/40	2,326,632
2,625,000	New York State Dormitory Authority, New York RB, Series C	5.00	07/01/40	2,711,126
1,410,000	Schenectady Metroplex Development Authority, New York RB, Series A	5.50	08/01/33	1,609,064
				18,336,897
Ohio - 8.4%
2,950,000	American Municipal Power, Inc., Ohio RB, Series B	5.00	02/15/37	3,179,038
3,000,000	Brunswick City School District, Ohio GOB	5.25	12/01/48	3,323,370
1,000,000	County of Franklin, Ohio RB	5.00	11/01/42	1,074,770
3,725,000	Kent State University, Ohio RB	5.00	05/01/42	4,024,565
3,290,000	Ohio University, Ohio RB	5.00	12/01/43	3,579,750
				15,181,493
Pennsylvania - 3.1%
2,500,000	Commonwealth of Pennsylvania, Pennsylvania COP	5.00	07/01/43	2,759,975
2,600,000	Pennsylvania Turnpike Commission, Pennsylvania RB, Series A-1	5.00	12/01/41	2,893,982
				5,653,957
South Carolina - 3.0%
5,075,000	County of Florence, South Carolina RB	5.00	11/01/37	5,367,117
Texas - 4.9%
2,500,000	Boerne School District, Texas GOB	5.00	02/01/43	2,710,800
3,500,000	City of Houston Airport System Revenue, Texas RB	5.50	07/01/39	3,510,325
1,000,000	Dallas/Fort Worth International Airport, Texas RB	5.00	11/01/43	1,057,320
1,400,000	Lower Colorado River Authority, Texas RB	5.00	05/15/37	1,513,680
				8,792,125
Utah - 2.1%
3,675,000	City of Riverton, Utah RB	5.00	08/15/41	3,808,917

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

Principal	Security Description	Rate	Maturity	Value
Virginia - 1.5%
$2,775,000	Fairfax County Redevelopment & Housing Authority, Virginia RB	4.75%	04/01/38	$2,783,491
Washington - 1.8%
1,715,000	Central Puget Sound Regional Transit Authority, Washington RB	4.75	02/01/28	1,887,340
1,000,000	Port of Seattle, Washington RB	5.00	06/01/40	1,050,760
250,000	State of Washington, Washington COP, Series D	5.45	07/01/28	254,935
				3,193,035
Total Municipal Bonds (Cost $169,946,954)				172,649,810

Shares	Security Description	Value
Money Market Fund - 2.0%
3,635,644	Fidelity Investments Money Market Government Portfolio, Class I, 1.77% (c)
	(Cost $3,635,644)	3,635,644
Investments, at value - 97.9% (Cost $173,582,598)		$176,285,454
Other Assets & Liabilities, Net - 2.1%		3,852,495
Net Assets - 100.0%		$180,137,949

AGC	Assured Guaranty Corporation
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificate of Participation
GOB	General Obligation Bond
LIBOR	London Interbank Offered Rate
RB	Revenue Bond
SIFMA	Securities Industry and Financial Markets Association

(a)	Zero coupon bond. Interest rate presented is yield to maturity.
(b)	Floating rate security. Rate presented is as of June 30, 2018.
(c)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$–
Level 2 - Other Significant Observable Inputs	176,285,454
Level 3 - Significant Unobservable Inputs	–
Total	$176,285,454

The Level 2 value displayed in this table includes Municipal Bonds and a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each Municipal Bond security by state.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE

GURTIN NATIONAL MUNICIPAL OPPORTUNISTIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CARAVAN FRONTIER MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

Shares	Security Description	Value
Common Stock - 91.1%
Argentina - 7.9%
26,200	Adecoagro SA (a)	$208,290
3,100	Banco Macro SA, ADR	182,249
6,700	BBVA Banco Frances SA, ADR	82,812
50,826	Bolsas y Mercados Argentinos SA	607,101
15,217	Grupo Clarin SA, GDR (a)(b)	55,765
		1,136,217
Bangladesh - 5.4%
525,476	Beximco Pharmaceuticals, Ltd., GDR	353,684
425,396	Golden Harvest Agro Industries, Ltd. (a)	191,109
7,574	Youngone Corp.	227,662
		772,455
Colombia - 5.6%
99,422	Almacenes Exito SA	546,116
90,722	CEMEX Latam Holdings SA (a)	256,902
		803,018
Cyprus - 2.0%
105,307	Bank of Cyprus Holdings PLC (a)	293,916
Egypt - 5.6%
29,579	Commercial International Bank Egypt SAE	141,000
100,112	Egyptian Financial Group-Hermes Holding Co. (a)	128,819
17,933	Egyptian International Pharmaceuticals EIPICO	135,315
13,964	ElSewedy Electric Co.	155,805
12,331	Integrated Diagnostics Holdings PLC (c)	56,723
41,198	Obour Land For Food Industries	47,439
209,268	Oriental Weavers	142,709
		807,810
Estonia - 1.5%
169,297	Tallink Grupp AS	211,544
Georgia - 4.2%
4,612	Bank of Georgia Group PLC (a)	114,734
4,612	Georgia Capital PLC (a)	62,693
18,416	TBC Bank Group PLC	424,357
		601,784
Kazakhstan - 4.0%
25,372	Halyk Savings Bank of Kazakhstan JSC, GDR	307,001
23,797	KCell JSC, GDR	102,327
64,004	Nostrum Oil & Gas PLC (a)	163,026
		572,354
Kenya - 4.4%
283,400	Equity Group Holdings, Ltd./Kenya	129,839
272,300	KCB Group, Ltd.	124,754
823,300	KenolKobil, Ltd. Group	147,615
819,100	Safaricom PLC	239,360
		641,568
Kuwait - 5.3%
26,539	Human Soft Holding Co. KSC	306,985
71,522	Mabanee Co. SAK	148,359
104,625	Mobile Telecommunications Co. KSC	150,328
65,400	National Bank of Kuwait SAKP	162,015
		767,687
Lithuania - 1.4%
338,918	Siauliu Bankas AB	199,477
Mauritius - 1.3%
23,400	MCB Group, Ltd.	185,267
Nigeria - 5.1%
3,980,137	Guaranty Trust Bank PLC	445,907
4,294,375	Zenith Bank PLC	296,983
		742,890

Shares	Security Description	Value
Pakistan - 7.4%
166,500	Engro Fertilizers, Ltd.	$102,697
85,100	Kohinoor Textile Mills, Ltd.	38,532
76,450	Lucky Cement, Ltd.	319,730
121,000	MCB Bank, Ltd.	197,037
317,000	Oil & Gas Development Co., Ltd.	406,188
		1,064,184
Peru - 5.7%
114,207	Alicorp SAA, Class C	384,284
72,315	BBVA Banco Continental SA	91,825
800	Credicorp, Ltd.	180,096
225,056	Ferreycorp SAA	161,048
		817,253
Philippines - 4.0%
1,717,300	Cosco Capital, Inc.	195,647
18,018,000	STI Education Systems Holdings, Inc.	384,888
		580,535
Romania - 3.4%
417,629	Banca Transilvania SA	250,976
73,472	BRD-Groupe Societe Generale SA	241,371
		492,347
Senegal - 1.3%
4,645	Sonatel	184,410
Sri Lanka - 4.0%
368,907	John Keells Holdings PLC	343,738
747,931	Tokyo Cement Co. Lanka PLC	165,367
331,311	Tokyo Cement Co. Lanka PLC, Non-Voting Shares	66,974
		576,079
Ukraine - 1.5%
16,384	MHP SE, GDR	217,907
United Arab Emirates - 2.9%
776,252	Gulf Marine Services PLC (a)	426,175
Vietnam - 7.2%
2,936,000	CP Pokphand Co., Ltd.	265,698
106,000	FPT Corp.	191,607
45,774	LS Cable & System Asia, Ltd.	273,946
80,000	Military Commercial Joint Stock Bank	91,295
129,200	PetroVietnam Technical Services Corp.	97,356
129,024	Superdong Fast Ferry Kien Giang Jsc	111,274
		1,031,176
Total Common Stock (Cost $14,630,687)		13,126,053
Investment Companies - 2.8%
1,089,965	Fondul Proprietatea SA/Fund	241,266
36,722	VinaCapital Vietnam Opportunity Fund, Ltd.	157,992
Total Investment Companies (Cost $425,845)		399,258
Exchange Traded Funds - 4.5%
6,600	iShares MSCI Frontier 100 ETF	190,146
10,700	iShares MSCI Saudi Arabia ETF	335,659
5,900	WisdomTree Middle East Dividend Fund ETF	113,870
Total Exchange Traded Funds (Cost $588,795)		639,675
Money Market Fund - 2.1%
303,815	Fidelity Investments Treasury Portfolio, Institutional Shares, 1.79% (d) (Cost $303,815)	303,815
Investments, at value - 100.5% (Cost $15,949,142)		$14,468,801
Other Assets & Liabilities, Net - (0.5)%		(66,676)
Net Assets - 100.0%		$14,402,125

CARAVAN FRONTIER MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2018

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At the period end, the value of these securities amounted to $55,765 or 0.4% of net assets.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $56,723 or 0.4% of net assets.
(d)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$14,109,221
Level 2 - Other Significant Observable Inputs	303,815
Level 3 - Significant Unobservable Inputs	55,765
Total	$14,468,801

The Level 1 value displayed in this table are Common Stock, Investment Companies and Exchange Traded Funds. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by country.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Common Stock
Balance as of November 14, 2017	$-
Purchase	95,067
Change in Unrealized Appreciation/ (Depreciation)	(39,302)
Balance as of June 30, 2018	$55,765
Net change in unrealized appreciation (depreciation) from investments held as of June 30, 2018	$(39,302)

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS  II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	August 9, 2018

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	August 9, 2018